VESSELS AND OTHER FIXED ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Vessels and Other Fixed Assets, Net [Line Items]
Cost	$ 60,185	$ 60,185
Accumulated depreciation	(24,074)	(22,682)
Vessels and other fixed assets, net	36,111	37,503
Vessels [Member]
Vessels and Other Fixed Assets, Net [Line Items]
Cost	56,966	56,966
Dry Docking and Special Survey [Member]
Vessels and Other Fixed Assets, Net [Line Items]
Cost	2,195	2,195
Other Fixed Assets [Member]
Vessels and Other Fixed Assets, Net [Line Items]
Cost	$ 1,024	$ 1,024